Investment Properties	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Investment properties
18	Investment properties

RMB’000
As at 1 January 2019
Cost	594,135
Accumulated depreciation	(217,396)

Net book amount	376,739

Year ended 31 December 2019
Opening net book amount	376,739
Transferred from property plant and equipment (Note 17)	12,347
Transferred to property plant and equipment (Note 17)	(6,924)
Charge for the year	(14,694)

Closing net book amount	367,468

As at 31 December 2019
Cost	602,659
Accumulated depreciation	(235,191)

Net book amount	367,468

Year ended 31 December 2020
Opening net book amount	367,468
Transferred from property plant and equipment (Note 17)	15,302
Charge for the year	(15,184)

Closing net book amount	367,586

As at 31 December 2020
Cost	627,488
Accumulated depreciation	(259,902)

Net book amount	367,586

As at 31 December 2020, the Group had no contractual obligations for future repairs and maintenance (31 December 2019: Nil).

Investment properties represent certain floors of an office building leased to other entities including related parties.

(a)

The fair value of the investment properties of the Group as at 31 December 2020 was estimated by the directors to be approximately RMB 1,202,626 thousands by reference to market values of similar properties in the nearby area (31 December 2019: RMB 1,230,191 thousands). This fair value estimation was at level 3 of fair value hierarchy by using market observable inputs. The investment properties have not been valued by external independent appraisers.

(b)	Rental income of RMB 81,608 thousands was recognized in Other operating income by the Group for the year ended 31 December 2020 (2019: RMB 76,381 thousands, 2018: RMB 76,001 thousands).
(c)	Leasing arrangements

The investment properties are leased to tenants under operating leases with rentals payable monthly. There are no variable lease payments that depend on an index or rate. Where considered necessary to reduce credit risk, the Group may obtain bank guarantees for the term of the lease.

Minimum lease payments receivable on leases of investment properties are as follows:

	2019 RMB’000	2020 RMB’000
Within 1 year	43,322	51,396
Between 1 and 2 years	1,517	4,343
Above 2 years	—	629